Share-based Compensation and Other Employment Benefit Plans - Schedule of Restricted Share Units and Performance Share Units Outstanding and Changes (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Share Units
Quantity
Outstanding, beginning of period (in shares)	1,482,000	1,293,000	1,224,000
Granted (in shares)	1,414,000	870,000	807,000
Vested (in shares)	(690,000)	(601,000)	(654,000)
Forfeited (in shares)	(74,000)	(80,000)	(84,000)
Outstanding, end of period (in shares)	2,132,000	1,482,000	1,293,000
Weighted-Average Grant Date Fair Value
Outstanding, beginning of period (in dollars per share)	$ 40.15	$ 42.90	$ 41.80
Granted (in dollars per share)	53.29	37.62	41.04
Vested (in dollars per share)	42.90	43.37	38.47
Forfeited (in dollars per share)	42.48	41.13	45.18
Outstanding, end of period (in dollars per share)	$ 48.01	$ 40.15	$ 42.90
Performance Share Units
Quantity
Outstanding, beginning of period (in shares)	464,000	494,000	472,000
Granted (in shares)	218,000	264,000	192,000
Vested (in shares)	(282,000)	(290,000)	(170,000)
Forfeited (in shares)	(14,000)	(4,000)	0
Outstanding, end of period (in shares)	386,000	464,000	494,000
Weighted-Average Grant Date Fair Value
Outstanding, beginning of period (in dollars per share)	$ 45.63	$ 47.16	$ 44.11
Granted (in dollars per share)	55.80	37.96	46.18
Vested (in dollars per share)	51.11	42.94	35.75
Forfeited (in dollars per share)	41.84	50.14	0
Outstanding, end of period (in dollars per share)	$ 45.95	$ 45.63	$ 47.16